Initial Public Offering (Details) - Gx Acquisition Corp [Member] - $ / shares	1 Months Ended	3 Months Ended	12 Months Ended
	May 23, 2019	Mar. 31, 2021	Dec. 31, 2020	Jan. 08, 2021	Dec. 31, 2019
Initial Public Offering (Details) [Line Items]
Purchase price (in Dollars per share)			$ 11.00	$ 10.00	$ 9.95
Share price	$ 10.00
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Initial public offering (in Shares)			28,750,000
Purchase price (in Dollars per share)			$ 10.00
Share price		$ 10.00
Number of units issued in transaction (in Shares)	28,750,000	28,750,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Purchase price (in Dollars per share)			$ 10.00
Underwriters over-allotment (in Shares)			3,750,000
Share price	$ 10.00	$ 10.00
Number of units issued in transaction (in Shares)	3,750,000	3,750,000
Common Class A [Member]
Initial Public Offering (Details) [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Share price		$ 11.50	$ 11.50